Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Mortgage loans held for sale	$ 162,000	$ 1,200,000
Depreciation methods	Straight line and accelerated methods
Sustained period of repayment performance for non-accrual TDRs	6 months
Period of employees highest compensation before retirement	10 years
Buildings and improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 to 40 years
Furniture and equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 to 15 years
Federal Home Loan Bank of Des Moines
Summary Of Significant Accounting Policies [Line Items]
Investment in capital stock of the Federal Home Loan Bank of total assets	0.12%
Investment in capital stock of Federal Home Loan Bank required percentage of advances	4.00%